Loss per share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Potentially dilutive securities	4,633,419,000	4,921,420,000	4,329,303,000
Incentive Plan 2014
Earnings per share [line items]
Potentially dilutive securities	0	2,074,996,000	1,959,782,000
Share Purchase Plan 2016
Earnings per share [line items]
Potentially dilutive securities	0	2,784,918,000	2,369,521,000
2019 Equity Incentive Plan - Share Options
Earnings per share [line items]
Potentially dilutive securities	2,904,673,000	61,506,000	0
2019 Equity Incentive Plan - RSUs
Earnings per share [line items]
Potentially dilutive securities	63,281,000	0	0
Conversion of the principal amount of convertible loans into the Company's common shares
Earnings per share [line items]
Potentially dilutive securities	1,665,465,000	0	0